Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		99 Months Ended	105 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Income Statement [Abstract]
NET REVENUES	$ 8,000	$ 7,500	$ 8,000	$ 7,500	$ 14,250	$ 8,000	$ 22,250	$ 30,250
OPERATING EXPENSES:
Consulting fees	1,670		6,668		150,050	1,155,500	1,305,550	1,312,218
Professional fees	9,419	2,551	12,969	9,182	17,608	40,406	72,414	85,383
Salary and compensation - officer and director						260,000	260,100	260,100
General and administrative expenses	249	20	272	139	2,099	2,440	4,539	4,811
Total operating expenses	11,338	2,571	19,909	9,321	169,757	1,458,346	1,642,603	1,662,512
LOSS BEFORE INCOME TAX PROVISION			(11,909)	(1,821)	(155,507)	(1,450,346)	(1,620,353)	(1,632,262)
INCOME TAX PROVISION
NET LOSS	$ (3,338)	$ 4,929	$ (11,909)	$ (1,821)	$ (155,507)	$ (1,450,346)	$ (1,620,353)	$ (1,632,262)
NET LOSS PER COMMON SHARE
- BASIC AND DILUTED:	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ 0.00
Weighted common shares outstanding- basic and diluted	32,574,360	29,640,000	32,574,360	29,640,000	30,210,733	18,134,904